RECLAMATION PROVISION (Tables)	3 Months Ended
Mar. 31, 2023
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	March 31, 2023	December 31, 2022

Balance at beginning of the period	$445	$726
Changes in estimates	-	(364)
Unwinding of discount related to continuing operations	11	44
Effect of movements in exchange rates	49	39
Balance at end of the period	$505	$445